Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER RECEIVABLES [Abstract]
Schedule of trade and other receivables

	As at December 31	As at December 31
(in millions of U.S. dollars)	2022	2021
TRADE AND OTHER RECEIVABLES
Trade receivables	4.4	5.3
Sales tax receivable	11.0	7.9
Unsettled provisionally priced concentrate derivatives and swap contracts (Note 13)	(1.8)	(0.6)
Proceeds due from sale of Mesquite(1)	—	12.8
Other	0.5	1.0
Total trade and other receivables	14.1	26.4
1.In September 2022, the Company collected the $12.8 million receivable for outstanding income tax refunds at Mesquite.